Deposits	12 Months Ended
Dec. 31, 2019
Disclosure Text Block
Deposits

Note 18 – Deposits

Total interest bearing deposits as of the end of the periods presented consisted of:

(In thousands)	December 31, 2019	December 31, 2018
Savings accounts	$10,618,629	$9,722,824
NOW, money market and other interest bearing demand deposits	16,305,007	13,221,415
Total savings, NOW, money market and other interest bearing demand deposits	26,923,636	22,944,239
Certificates of deposit:
Under $100,000	3,133,840	3,260,330
$100,000 and over	4,540,957	4,356,434
Total certificates of deposit	7,674,797	7,616,764
Total interest bearing deposits	$34,598,433	$30,561,003
A summary of certificates of deposit by maturity at December 31, 2019 follows:
(In thousands)
2020	$4,612,460
2021	1,149,007
2022	734,322
2023	502,572
2024	615,875
2025 and thereafter	60,561
Total certificates of deposit	$7,674,797

At December 31, 2019, the Corporation had brokered deposits amounting to $0.5 billion (December 31, 2018 - $ 0.5 billion).

The aggregate amount of overdrafts in demand deposit accounts that were reclassified to loans was $4 million at December 31, 2019 (December 31, 2018 - $5 million).